Other Comprehensive Income (Loss) And Accumulated Other Comprehensive Loss	12 Months Ended
Aug. 31, 2022
Disclosure of analysis of other comprehensive income by item [abstract]
Other Comprehensive Income (Loss) And Accumulated Other Comprehensive Loss
21.	OTHER COMPREHENSIVE INCOME (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE LOSS
Components of other comprehensive income and the related income tax effects for 2022 are as follows:

	Amount $	Income taxes $	Net $
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	6	(1)	5
Adjustment for hedged items recognized in the period	–	–	–

	6	(1)	5
Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans:	63	(16)	47

	69	(17)	52

Components of other comprehensive income and the related income tax effects for 2021 are as follows:

	Amount $	Income taxes $	Net $
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	(1)	–	(1)
Adjustment for hedged items recognized in the period	6	(1)	5

	5	(1)	4
Items that will not be subsequently reclassified to income

Remeasurements on employee benefit plans:	48	(12)	36

	53	(13)	40

Accumulated other comprehensive loss is comprised of the following:

	2022 $	2021 $
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	3	(1)
Items that will not be subsequently reclassified to income
Remeasurements on employee benefit plans:	(10)	(58)

	(7)	(59)